14. Financial assets and liabilities (Details 8) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	$ 29,445,214	$ 11,346,800
Financial assets, fair value	29,445,214	11,346,800
Financial liabilities, carrying amount	8,693,912	7,076,549
Financial liabilities, fair value	8,693,912	7,076,549
Borrowings from CAMMESA
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, carrying amount	2,817,214	4,146,768
Financial liabilities, fair value	2,817,214	4,146,768
Other loans and borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, carrying amount	5,876,698	2,929,781
Financial liabilities, fair value	5,876,698	2,929,781
Trade and other receivables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	27,250,636	9,575,996
Financial assets, fair value	27,250,636	9,575,996
Other financial assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	1,964,630	1,639,941
Financial assets, fair value	1,964,630	1,639,941
Cash and cash equivalents
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets, carrying amount	229,948	130,863
Financial assets, fair value	$ 229,948	$ 130,863